Stock-based Compensation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Performance-based Restricted Stock Units [Member]		Dec. 31, 2011 Performance-based Restricted Stock Units [Member]		Dec. 31, 2010 Performance-based Restricted Stock Units [Member]		Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units And Deferred Stock Units [Member]	Dec. 31, 2011 Restricted Stock Units And Deferred Stock Units [Member]	Dec. 31, 2012 Unvested Stock Options [Member]	Dec. 31, 2011 Unvested Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2012 Deferred Stock Units [Member]	Dec. 31, 2002 Option Plan 2002 [Member] Stock Options [Member]	Dec. 31, 2010 Option Plan 2002 [Member] Stock Options [Member]	Dec. 31, 2010 Employee Stock Purchase Plan 2003 [Member]	Dec. 31, 2009 Employee Stock Purchase Plan 2003 [Member]	Dec. 31, 2008 Amended And Restated 2003 Equity Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2012 Stock Option Plans 2002 And 2003 [Member]	Dec. 31, 2011 Stock Option Plans 2002 And 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Requisite Service Period																		4 years
Share-based Payment Award, Expiration period																		10 years from the grant date
Share-based Payment Award, Expiration Date for stockholders who own more than 10% of company's stock																		5 years from the grant date
Total stock ownership threshold where the award expiration period is reduced to five years from date of grant (in hundredths)																			10.00%
Maximum number of common stock shares to be issued (in shares)																			6.5		0.5	11.5
Share-based payment award minimum percentage of purchase price for common stock based on price per share during offering period (in hundredths)																				85.00%
Total stock-based compensation expense	$ 5.7	$ 16.7		$ (0.9)		$ 9.5				$ 4.4	$ 5.2	$ 2.2	$ 2.0
Revaluation benefit from PRSU Granted	10.3
PRSUs granted under the LTIP [Abstract]
PRSUs target shares granted				0.1	[1]	0.1	[1]	0.1	[1]
Share-based payment award [Roll forward]
Beginning balance (in shares)				0.3		0.1
Granted (in shares)				0.4	[2]	0.2										0
Vested (in shares)				(0.4)	[2]	0
Forfeited (in shares)				0		0
Ending balance (in shares)				0.4		0.3		0.1
Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)				$ 37.93		$ 28.48
Granted (in dollars per share)				$ 71.52		$ 46.68
Vested (in dollars per share)				$ 28.48		$ 0
Forfeited (in dollars per share)				$ 0		$ 0
Ending balance (in dollars per share)				$ 58.52		$ 37.93		$ 28.48
Option pricing model used to calculate the fair value of stock options granted	Black-Scholes option pricing model
Aggregate intrinsic value of units outstanding				21.0								6.1
Fair value assumptions and methodology [Abstract]
Expected volatility range of stock, minimum (in hundredths)	49.00%	72.00%	69.00%
Expected volatility range of stock, maximum (in hundredths)	73.00%	74.00%	84.00%
Expected life of option, range in years, minimum	2 years	3 years	2 years
Expected life of option, range in years, maximum	4 years	4 years	5 years
Risk-free interest rate range, minimum (in hundredths)	0.30%	0.70%	1.00%
Risk-free interest rate range, maximum (in hundredths)	0.70%	1.70%	2.70%
Expected dividend yield on stock, minimum (in hundredths)	0.40%	0.00%	0.00%
Expected dividend yield on stock, maximum (in hundredths)	1.00%	0.70%	1.60%
Share-based payment award options outstanding [Roll Forward]
Beginning Balance (in shares)														1.3	2.4								3.4	5.2
Granted (in shares)														0.4	0.9								0.4	0.1
Vested (in shares)														(0.8)	(1.1)
Exercised (in shares)																							(0.9)	(1.8)
Forfeited (in shares)														0	(0.5)								0	(0.5)
Ending balance (in shares)														0.9	1.3								2.9	3.4
Options exercisable (in shares)																							2.0
Unvested stock options additional disclosure [Abstract]
Beginning of period weighted average grant date fair value (dollars per share)														$ 5.44	$ 4.57
Granted weighted average grant date fair value (dollars per share)														$ 35.75	$ 25.76
Vested weighted average grant date fair value (dollars per share)														$ 11.49	$ 5.01
Forfeited weighted average grant date fair value (dollars per share)														$ 0	$ 4.59
Ending of period weighted average grant date fair value (dollars per share)														$ 23.49	$ 5.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Beginning balance weighted average exercise price (dollars per share)																							$ 11.15	$ 13.31
Granted weighted average exercise price (dollars per share)																							$ 35.75	$ 49.19
Exercised weighted average exercise price (dollars per share)																							$ 12.61	$ 19.27
Terminated weighted average exercise price (dollars per share)																							$ 0	$ 11.61
Ending balance weighted average exercise price (dollars per share)																							$ 17.00	$ 11.15
Options exercisable weighted average exercise price (dollars per share)																							$ 14.02
Ending balance weighted average remaining contractual term (in years)																							6 years 1 month 6 days
Options exercisable weighted average remaining contractual term (in years)																							5 years 3 months 11 days
Ending balance aggregate intrinsic value																							39.6
Options exercisable aggregate intrinsic value																							35.5
Total intrinsic value of options exercised	29.8	59.2	29.9
Total unrecognized stock-based compensation expense	5.0									4.8							0.2
Weighted Average Remaining Vesting Period (in years)	1 year 5 months 1 day									1 year 5 months 16 days							3 months 29 days
Cash Received from Exercise of Stock Options	$ 11.4	$ 26.3	$ 0.6

[1]	At the end of the performance period, the actual number of shares issuable can range from zero to 300.0% of the target shares granted, which is assumed to be 100.0%.
[2]	The current year includes approximately 0.3 million additional shares from the 2010 PRSU grant due to exceeding the initial 100.0% target.